Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2020	May 31, 2015	May 31, 2021	May 31, 2025	May 31, 2016	May 31, 2022	May 31, 2017	May 31, 2023	May 31, 2018	May 31, 2024	May 31, 2019	May 31, 2025	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000244001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)
Accumulated Value	$ 10,000		$ 12,658			$ 12,347		$ 11,908		$ 14,609		$ 15,874
C000244002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)
Accumulated Value	100,000		126,586			123,628		119,372		146,619		159,555
C000244000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)
Accumulated Value		$ 10,000			$ 10,337		$ 11,151		$ 11,992		$ 11,481		$ 11,698	$ 17,958	$ 17,505	$ 16,870	$ 20,685	$ 22,479
C000243218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FPA Queens Road Value Fund (QRVLX)
Accumulated Value		100,000			101,741		117,321		128,176		136,324		139,616	193,537	189,304	190,540	252,532	264,926
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value		100,000			101,716		119,484		136,671		141,841		160,050	224,579	223,907	230,448	295,404	335,352
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Accumulated Value	10,000	10,000	11,739		10,022	11,307	11,795	11,537	13,572	14,719	13,911	16,650	15,505
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Value Index
Accumulated Value		100,000			100,453		115,229		125,527		127,004		132,357	$ 185,094	$ 189,654	$ 195,385	$ 242,344	$ 254,557
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Value Index
Accumulated Value	$ 10,000	$ 10,000	$ 13,756		$ 9,725	$ 12,702	$ 11,768	$ 11,242	$ 13,692	$ 13,687	$ 12,142	$ 13,532	$ 10,359